Critical accounting estimates and judgements	12 Months Ended
Dec. 31, 2021
Critical Accounting Estimates And Judgements
Critical accounting estimates and judgements

2.	Critical accounting estimates and judgements

In the application of the Group’s accounting policies, management are required to make judgements, estimates and assumptions about the carrying amount of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised where the revision affects only that period, or in the period of the revision and future periods where the revision affects both current and future periods.

Judgements made in applying accounting policies other than those involving estimations

Revenue from contracts with customers

Identification of contracts with pharma partners

The Group has entered into collaboration agreements with a number of parties. Application of IFRS 15 “Revenue from contracts and customers” on collaboration agreements requires judgement around whether these contracts were within the scope of IFRS 15.

The Group’s core business is around researching and developing immunotherapies and the contracts entered into with pharma partners are consistent with those objectives and the outputs are in line with the Group’s ordinary activities.

The contracts with pharma partners do not involve sharing the risks and benefits of a joint arrangement in the sense of IFRS 11 “Joint arrangements”.

In light of the nature of the work being undertaken with pharma partners, and the fact that these agreements have commercial substance with clearly defined milestones and rights and obligations for each party, management concluded that these collaboration agreements meet the definition of a contract with a customer and fall within the scope of IFRS 15.

Identification of performance obligations in contracts

The collaboration agreements entered into by the Group include obligations to fulfil the research and development programs. The Group identified, from reviews of the relevant agreements, that there are no specific obligations but an implied performance obligation to deliver each overall contracted research and development program. Reflecting the broad nature of these obligations, spanning the full duration of the contract, the obligations are satisfied over the expected duration of the relevant contract.

Determination and allocation of the transaction price

The collaboration agreements include a number of elements of consideration and are allocated to the satisfaction of the relevant obligation.

The Group can receive upfront payments as part of the consideration. The Group has determined that upfront payments are in connection with the performance of the research and development program and are satisfied during the duration of the contract.

The business is entitled to receive contractual milestone payments on achievement of certain performance obligations, with revenue being recognized in the same way. The relevant transaction price is allocated to the related milestone.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.	Critical accounting estimates and judgements (continued)

Assumptions about the future and other sources of estimation uncertainty

Revenue from contracts with customers

Timing of revenue recognition

Revenue from upfront payments in connection with collaboration agreements is recognized over the estimated term over which the services promised will be provided. This term was estimated by management at the inception of each contract and evaluated at the year end. The estimated time to complete as at the year end is 23 months.

The resulting deferred income liabilities are disclosed in Note 15. Due to the uncertainty around the time to complete multi-year collaboration programs it is possible that the estimated terms may be extended. If the estimated term of the current contracts had been adjusted by one year, then it would be expected that the corresponding revenue would have decreased by £505,191 and deferred income liabilities would have increased by £505,191. The business is entitled to receive contractual milestone payments on achievement of certain performance obligations. Due to significant uncertainties associated with the achievement of contractual milestones, no revenue has been recognized from milestone payments to date and these will be recognized when the milestones are certain to occur.

Valuation of ordinary shares

As there has been no public market for the Group’s ordinary shares until February 10, 2022, the estimated fair value of the ordinary shares has been determined by management, considering the most recently available third-party valuations of the Group’s ordinary shares, and the assessment of additional objective and subjective factors that it believed were relevant and which may have changed from the date of the most recent valuation through the date of the grant.

After considering the market approach, the income approach and the asset-based approach, we utilized the market approach to determine the estimated fair value of our ordinary shares based on its determination that this approach was most appropriate for a clinical-stage biopharmaceutical company at this point in its development, using the option-pricing method (“OPM”). Consideration was given to the American Institute of Certified Public Accountants’ Practice Aid: “Valuation of Privately-Held Company Equity Securities Issued as Compensation,” or the Practice Aid, in addition to input from management, the likelihood of completing an IPO and recent transactions with investors.

Following the Group’s IPO on February 10, 2022, which established a public trading market for our ordinary shares, it will no longer be necessary to estimate the fair value of our ordinary shares in connection with our accounting for share-based payment expenses, as the fair value of our ordinary shares will be determinable by reference to the trading price of our ordinary shares on Nasdaq.

Share option and other share-based payment assumptions

The determination of the value of share-based payments requires management to use professional expertise to arrive at assumptions to be used to calculate the value of the share-based payment. The estimated fair value of the options outstanding in the period was calculated by applying a Monte Carlo Simulation for those options issued in 2020 and a Black Scholes Model for those options issued in prior periods. The most appropriate approach is selected with reference to the share capital structure at the time of grant and the directors need to use judgement in setting the key assumptions. Further details are included in Note 19.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.	Critical accounting estimates and judgements (continued)

The Company determines the share price used in the fair value calculation by reference to shares issued close to the time of grant of the share options. Consideration is given to the nature of the shares issued and investors in the rounds when evaluating the share price as well as an assessment of any factors that were relevant and which may have changed from the date of the most recent share issuance to the date of grant. As at December 31, 2021, as a privately held company, the Company’s share price does not have sufficient historical volatility to adequately assess the fair value of the share option grants. As a result, management considered the historical volatility of other comparable publicly traded companies and, based on this analysis, concluded that a volatility range of 70% to 75% was appropriate for the valuation of our share options.

The expected life of the option, beginning with the option grant date, was used in valuing our share options. The expected life used in the calculation of share-based payment expense is the time from the grant date to the expected exercise date. The life of the options, which is a subjective estimate that can materially alter the valuation, depends on the option expiration date, volatility of the underlying shares and vesting features.

IFRS 2 “Share-based Payment” requires the use of the risk-free rate of the country in which the entity’s shares are principally traded with a remaining term equal to the expected life of the option. This should also be the risk-free interest rate of the country in whose currency the exercise price is expressed. The Company has applied the appropriate risk-free rate, based on 4-year, 3-year and 2-year UK government bond yields as at the respective grant dates.

Convertible loan redemption date

The Group calculates the effective interest rate (“EIR”) to consider the potential repayment at redemption date by reference to the face value amount and including the 5% of interest rate in each relevant cash outflow period. At the time of a listing, 50% of the face value of loan notes in issue at the time (including interest accrued to date) convert to equity in the listed entity with the remaining loan notes are repayable or convertible at the loan note holders’ option in two equal tranches at 90 days and 180 days after the listing date. For the purpose of calculating the EIR, management estimated as at December 31, 2021, the listing date to be on or around January 18, 2022.

Embedded derivative assumptions

The estimated fair value of the embedded derivatives related to the issue of convertible loan notes at the point of recognition and at the period end was calculated by using a Black Scholes option pricing model.

Management determined the share price used in the fair value calculation in line with the methods discussed in Note 2 in connection with the ‘Valuation of ordinary shares’, in particular noting the recent valuation obtained from advisers in connection with the planned IPO. As a privately held company, the Group’s share price does not have sufficient historical volatility to adequately assess the fair value of the embedded derivative. As a result, management considered the historical volatility of other comparable publicly traded companies and, based on this analysis, concluded that a volatility of 80% was appropriate for the valuation of embedded derivatives in in existence as at December 31, 2021.

The expected life of the embedded derivative was directly linked to expected redemption dates of the convertible loan note, as noted above.

The Black-Scholes option pricing model requires the use of the risk-free rate of the currency in which the convertible loan note is denominated (US dollars). The Group has applied the appropriate risk-free rate, US treasury bond yields as at the respective redemption dates.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)